Financial assets held for trading (Details Textual) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	[1]	€ 6,012	€ 6,166
Quoted bonds issued by sovereign states [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		1,022	996
Quoted bonds issued by sovereign states [Member] | Securities held for non-operating purposes [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Financial assets at fair value		190
Level 1 Of Fair Value Hierarchy [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Financial assets at fair value		5,140
Level 2 of fair value hierarchy [member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Financial assets at fair value		872
Securities lending [member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		845	665
Eni Insurance DAC [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		219	104
Eni SpA [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 5,793	€ 6,062

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.